Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]	Total Shareholders' Equity [Member]	Non-controlling Interest [Member]	Total
Balance at Sep. 30, 2017		$ 517	$ 5,040,156		$ (171,258)	$ (396,699)	$ 4,472,716		$ 4,472,716
Balance, shares at Sep. 30, 2017	[1]	5,166,667
Net income (loss)					223,376		223,376		223,376
Foreign currency translation adjustment						(149,647)	(149,647)		(149,647)
Balance at Sep. 30, 2018		$ 517	5,040,156		52,118	(546,346)	4,546,445		4,546,445
Balance, shares at Sep. 30, 2018	[1]	5,166,667
Net income (loss)					868,015		868,015	(5,279)	862,736
Capital contribution by non-controlling interest								435,964	435,964
Foreign currency translation adjustment						132,151	132,151	132	132,283
Balance at Mar. 31, 2019		$ 517	5,040,156		920,133	(414,195)	5,546,611	430,817	5,977,428
Balance, shares at Mar. 31, 2019	[1]	5,166,667
Balance at Sep. 30, 2018		$ 517	5,040,156		52,118	(546,346)	4,546,445		4,546,445
Balance, shares at Sep. 30, 2018	[1]	5,166,667
Appropriation to statutory reserve				257,409	(257,409)
Net income (loss)					2,573,803		2,573,803	(11,167)	2,562,636
Capital contribution by non-controlling interest								435,964	435,964
Foreign currency translation adjustment						(281,897)	(281,897)	198	(281,699)
Balance at Sep. 30, 2019		$ 517	5,040,156	257,409	2,368,512	(828,243)	6,838,351	424,995	7,263,346
Balance, shares at Sep. 30, 2019	[1]	5,166,667
Net income (loss)					1,533,178		1,533,178	61,317	1,594,495
Foreign currency translation adjustment						33,846	33,846	(1,378)	32,468
Balance at Mar. 31, 2020		$ 517	$ 5,040,156	$ 257,409	$ 3,901,690	$ (794,397)	$ 8,405,375	$ 484,934	$ 8,890,309
Balance, shares at Mar. 31, 2020	[1]	5,166,667

[1]	Retrospectively restated for effect of 1-for-3 shares reverse split, see Note 14.